Schedule of Investments
May 31, 2022 (unaudited)
Archer Focus Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 89.91%

Accident & Health Insurance- 2.73%
Aflac, Inc.	1,675	101,455

Biological Products (No Diagnostic Substances) - 2.91%
Amgen, Inc.	421	108,088

Computer & Office Equipment - 1.74%
Cisco Systems, Inc.	1,438	64,782

Crude Petroleum & Natural Gas - 3.51%
Coterra Energy, Inc. Class A	3,800	130,454

Electric & Other Services Combines - 2.90%
Alliant Energy Corp.	1,690	107,856

Electric Services - 2.55%
NextEra Energy, Inc.	1,250	94,612

Fire, Marine & Casualty Insurance - 2.07%
Progressive Corp.	645	77,000

Guided Missiles & Space Vehicles & Parts - 3.25%
Lockheed Martin Corp.	274	120,590

Natural Gas Distribution - 2.82%
Atmos Energy Corp.	900	104,679

Natural Gas Transmission - 2.86%
Kinder Morgan, Inc.	5,390	106,129

Ophthalmic Goods - 2.06%
Cooper Cos., Inc. (2)	218	76,461

Operative Builders - 2.08%
PulteGroup, Inc.	1,710	77,395

Petroleum Refining- 3.75%
Marathon Petroleum Corp.	1,370	139,452

Pharmaceutical Preparations- 2.72%
Johnson & Johnson	563	101,075

Plastic Material, Synth Resin/Rubber, Cellulos (No Glass) - 2.58%
Celanesa Corp. Series A	612	95,790

Radio & Tv Broadcasting & Communications Equipment - 2.08%
Qualcomm, Inc.	540	77,339

Real Estate - 2.05%
CBRE Group, Inc. Class A (2)	920	76,213

Retail-Building Materials, Hardware, Garden Supply - 2.31%
Tractor Supply Co.	459	85,998

Retail-Radio TV & Consumer Electronics Sotres- 1.97%
Best Buy Co., Inc.	890	73,033

Retail-Building Materials, Hardware, Garden Supply - 4.26%
Costco Wholesale Corp.	180	83,920
Target Corp.	460	74,465

		158,385

Security Brokers, Dealers & Flotation Companies - 1.80%
BlackRock, Inc.	100	66,908

Semiconductors & Related Devices - 4.66%
Intel Corp.	1,995	88,618
Skyworks Solutions, Inc.	775	84,374

		172,992

Services-Advertising Agencies - 4.31%
Interpublic Group of Cos., Inc.	2,450	78,964
Omnicom Group, Inc.	1,090	81,325

		160,289

Services-Business Services, Inc. - 2.51%
Visa, Inc. Class A	440	93,355

Services- Computer Programming, Data Processing, Etc.- 2.27%
Alphabet, Inc. Class A (2)	37	84,184

Services- Medical Laboratories- 2.73%
Quest Diagnostics, Inc. (2)	720	101,534

Ship & Boat Building & Repairing - 2.95%
Huntington Ingalls Industries, Inc.	520	109,439

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens). - 5.97%
Nucor Corp.	768	101,729
Steel Dynamics, Inc.	1,405	119,959

		221,688

Sugar & Confectionery Products - 2.88%
Hershey Co.	505	106,914

Surgical & Medical Instruments & Apparatus - 2.03%
3M Co.	505	75,391

Television Broadcasting Stations - 2.29%
Fox Corp. Class A	2,400	85,224

Title Insurance - 2.31%
Fidelity National Financial, Inc.	2,025	85,658

Total Common Stock	(Cost $ 3,207,825)	3,340,362

Real Estate Investment Trusts - 7.76%

Public Storage	262	86,628
Realty Income Corp.	1,435	97,896
VICI Properties, Inc.	3,365	103,810

Total Registered Investment Companies	(Cost $ 272,687)	288,334

Money Market Registered Investment Companies - 2.53%

Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class - 0.66% (3)	93,981	93,981

Total Money Market Registered Investment Companies	(Cost $ 93,981)	93,981

Total Investments - 100.20%	(Cost $ 3,574,493)	3,722,677

Other Assets less Liabilities - -.20%		(7,427)

Total Net Assets - 100.00%		3,715,250

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2022 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$3,722,677	$0
Level 2 - Other Significant Observable Inputs	0	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$3,722,677	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the coupon rate shown represents the yield at May 31, 2022.